Related Party Transactions - Additional Information (Detail)					3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Aug. 13, 2020 USD ($) $ / shares shares	Aug. 10, 2020 shares	Aug. 04, 2020 shares	May 26, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($)	Mar. 25, 2021 $ / shares	Dec. 31, 2019 $ / shares shares
Related Party Transactions (Textual)
Common stock par value | $ / shares												$ 0.0001
Borrowing amount											$ 0
BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Additional advances									$ 45,000	$ 45,000
Outstanding loan amount									195,000	195,000
Working Capital									$ 1,500,000	$ 1,500,000
Warrant exercise price | $ / shares									$ 1.50	$ 1.50
Offering costs associated with private placement warrants					$ 0	$ 9,344	$ 9,344		$ 9,344	$ 0
Private Placement Warrants [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Gross proceeds	$ 1,300,000								$ 10,400,000	$ 10,400,000
Aggregate of warrants purchase shares | shares	840,000							6,933,333	6,933,333
Warrants price per share | $ / shares	$ 11.50								$ 1.50	$ 1.50
Unit exercise price | $ / shares					$ 11.50				$ 11.50	11.50
Offering costs associated with private placement warrants	$ 8,000								$ 8,000
Over-Allotment Option [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Offering costs associated with private placement warrants	$ 1,000
Class B common stock [Member]
Related Party Transactions (Textual)
Common stock par value | $ / shares					$ 0.001				$ 0.001	$ 0.001			$ 0.001
Common stock, shares outstanding | shares					0				129,382,459	0			129,220,654
Class B common stock [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Common stock par value | $ / shares					$ 0.0001				$ 0.0001	$ 0.0001
Stock dividend shares | shares			0.2
Common stock, shares outstanding | shares					12,075,000				12,075,000	12,075,000
Subject to forfeiture, shares | shares			1,575,000						1,575,000
Founder shares [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Subject to forfeiture, shares | shares	1,575,000	1,575,000	1,575,000
Initial stockholders, description								(A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	(A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	(A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder shares [Member] | Class B common stock [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Common stock par value | $ / shares				$ 0.0001
Exchange for issuance, shares | shares				10,062,500
Stock dividend shares | shares			0.2
Common stock, shares outstanding | shares			12,075,000
Subject to forfeiture, shares | shares			12,075,000
Issued and outstanding, percentage			0.200
Chairman and Co-Chief Executive Officer [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Aggregate of loan amount				$ 150,000
Borrowing amount					$ 150,000				$ 150,000	$ 150,000
Chairman and Co-Chief Executive Officer [Member] | Founder shares [Member] | BOWX ACQUISITION CORP [Member]
Related Party Transactions (Textual)
Offering costs				$ 25,000